Discontinued Operations	12 Months Ended
Dec. 31, 2024
Discontinued Operations
Discontinued Operations
3.	Discontinued Operations
In 2022, the Company recognized net income from discontinued operations of RMB624.9 million which was related to the disposal of the Kaola business in 2019.